INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes	The components of loss before income taxes consist of the following:

	2021	2020
Continuing operations
Canadian	$(40,816)	$(24,872)
Foreign	(47,910)	(57,188)
	$(88,726)	$(82,060)

Schedule of income tax expense (recovery)	The income tax expense (recovery) consists of:

	2021	2020
Canadian:
Current	$36	$(8,349)
Deferred	—	—
	$36	$(8,349)
Foreign:
Current	$3,564	$(2,410)
Deferred	(3,594)	(1,150)
	$(30)	$(3,560)
Total:
Current	$3,600	$(10,759)
Deferred	(3,594)	(1,150)
	$6	$(11,909)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2021	2020
Income tax recovery at Canadian statutory income tax rates of 26.99% (2020 -26.99%)	$(23,947)	$(22,148)
Increase (decrease) in income taxes for:
Permanent and other differences	1,788	1,353
Investment tax credits	(3,623)	(2,396)
Tax rates differential	1,393	(103)
Foreign exchange	5,912	(7,331)
Change in valuation allowance	15,097	20,221
Stock-based compensation expense	(64)	894
Change in estimate	3,450	(2,399)
Income tax expense (recovery)	$6	$(11,909)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2021	2020
Deferred income tax assets (liabilities)
Property and equipment	$(3,555)	$(4,801)
Non capital loss carry-forwards	124,827	114,744
Capital loss carry-forwards	—	2,160
Scientific research and development expenses and credits	38,909	28,932
Reserves and other	22,002	24,533
Investments	(1,519)	(1,309)
Acquired intangibles	(5,804)	(9,468)
Lease liabilities	3,267	4,219
	178,127	159,010
Valuation allowance	183,230	168,133
	$(5,103)	$(9,123)

	2021	2020
Classification:
Assets
Non-current	$1,268	$1,135
Liabilities
Non-current	(6,371)	(10,258)
	$(5,103)	$(9,123)

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2021	2020
Unrecognized tax benefits, beginning of year	$4,474	$4,628
Increases — tax positions taken in prior periods	—	70
Settlements and lapses of statute of limitations	(847)	(224)
Unrecognized tax benefits, end of year	$3,627	$4,474